Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Movement in Intangible Assets

					2022
	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m
1 January
Cost	43,194	1,266	74,227	156	118,843
Accumulated amortisation and impairment		(858)	(2,360)		(3,218)
Net book value at 1 January	43,194	408	71,867	156	115,625
Differences on exchange	4,762	5	9,033	2	13,802
Additions
– internal development	—	—	—	37	37
– separately acquired	—	—	—	85	85
Reallocations	—	96	29	(125)	—
Amortisation charge	—	(128)	(309)	—	(437)
Impairment	—	(3)	(10)	(11)	(24)
Disposals	—	—	(7)	—	(7)
Held for sale	—	(4)	—	(2)	(6)
31 December
Cost	47,956	1,379	83,454	153	132,942
Accumulated amortisation and impairment		(1,005)	(2,851)	(11)	(3,867)
Net book value at 31 December	47,956	374	80,603	142	129,075

					2021
	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m
1 January
Cost	43,319	1,307	73,598	120	118,344
Accumulated amortisation and impairment		(885)	(2,116)		(3,001)
Net book value at 1 January	43,319	422	71,482	120	115,343
Differences on exchange	(68)	(3)	640	—	569
Additions
– internal development	—	—	—	139	139
– separately acquired	—	—	60	33	93
Reallocations	—	118	18	(136)	—
Amortisation charge	—	(116)	(319)	—	(435)
Impairment	(57)	(13)	(14)	—	(84)
31 December
Cost	43,194	1,266	74,227	156	118,843
Accumulated amortisation and impairment		(858)	(2,360)		(3,218)
Net book value at 31 December	43,194	408	71,867	156	115,625

Schedule of impairment of intangible assets with indefinite useful life	As the trademarks and similar intangibles with indefinite lives relate to the acquisition of Reynolds American, the brand budgets used in the value-in-use calculations have also been incorporated into the budget information used in the impairment testing of Reynolds American goodwill.

		2022		2021
	Carrying amount £m	Pre-tax discount rate %*	Carrying amount £m	Pre-tax discount rate %
Indefinite-lived intangibles
Newport	33,236	9.2	29,517	9.9
Camel	14,058	8.9	12,485	9.4
Pall Mall	6,252	8.6	5,552	8.8
Natural American Spirit	13,019	8.6	11,562	8.7
Camel Snus	1,355	8.6	1,203	8.7
Grizzly	10,308	8.6	9,155	8.7
Total	78,228		69,474
Note:
* The pre-tax discount rates for all indefinite-lived intangibles have declined in comparison to 2021 primarily as the result of a change in U.S. federal tax rate assumption in 2022. On a post-tax basis the discount rates for all the indefinite-lived intangibles have increased when compared with 2021, except for Newport which, as the most exposed brand to mentholated products, saw a greater shift in risk for the discount rate into the cash flows, in 2022, in relation to the proposed product standard to prohibit menthol as a characterising flavour in cigarettes (outlined further in note 12(e)(v).
Schedule of Cash Generating Unit

		2022		2021
	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %
Cash-generating unit
Reynolds American	37,181	8.8	33,021	8.4
Europe	5,670	7.5	5,362	6.1
Canada	2,460	19.4	2,345	19.3
Australia	755	8.2	719	6.8
South Africa*	541	10.4	512	14.6
Singapore	398	7.9	352	8.2
GTR	264	7.6	233	7.7
Malaysia	240	11.4	226	11.2
Peru*	103	7.5	91	10.7
Other	344	8.0	333	6.8
Total	47,956		43,194
Note:
* Due to difficult trading conditions and uncertainties resulting from the COVID-19 pandemic in the prior year, a more granular market-led approach was adopted in formulating the CGUs financial forecast and value-in-use assumptions. However, given these risk factors have now dissipated, the CGUs have been assessed through the established Group approach in the current year.
Schedule of Impairment Charge From Possible Change in Assumptions

	Reynolds American goodwill %	Newport %	Camel %	Pall Mall %	Grizzly %	Camel Snus %
Assumptions
Decrease in revenue by*	6.1	21.0	28.6	14.1	8.9	5.1
Increase in pre-tax discount rate by	0.8	3.4	5.5	2.2	0.8	0.4
Decrease in long-term growth rate by	0.8	4.0	7.0	2.4	1.0	0.5
Note:
*    Revenue sensitivities are performed in isolation and do not include the removal of the corresponding variable cost of sales.
The following movements in key assumptions are deemed to be reasonably possible and would result in the following:

Current headroom (£m)	Assumptions	Reasonable possible change	Impact (£m)	Possible impairment (£m)
11,826	Pre-tax discount rate	Increase of 0.93%	(13,355)	(1,529)
	Long-term growth rates	Decrease of 0.85%	(13,036)	(1,210)
Reasonably possible changes to key assumptions, within the value-in-use model, which could result in an impairment charge were also identified for Camel Snus. The following movements in key assumptions are deemed to be reasonably possible and would result in the following:

Current headroom (£m)	Assumptions	Reasonable possible change	Impact (£m)	Possible impairment (£m)
95	Pre-tax discount rate	Increase of 0.94%	(165)	(70)
	Long-term growth rates	Decrease of 1.00%	(175)	(80)

Canada goodwill %
Assumptions
Decrease in revenue by	20.6
Increase in pre-tax discount rate by	10.2
Note:
*    Revenue sensitivities are performed in isolation and do not include the removal of the corresponding variable cost of sales.